Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 1,110,192	$ 847,000	$ 1,076,530
Capitalization	29,176	48,546	143,717
Amortization	(277,616)	(284,883)	(183,504)
Interest	28,569	33,927	35,528
Change in shadow DSI	(125,767)	465,602	(225,271)
Balance, end of year	$ 764,554	$ 1,110,192	$ 847,000